Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial instruments
Carrying amount of financial assets	€ 5,455,806	€ 5,845,634
Carrying amount of financial liabilities	14,388,146	13,400,213
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	10,029,801	9,091,942
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	69,035	21,872
Not classified
Financial instruments
Carrying amount of financial liabilities	4,289,310	4,286,399
Accounts payable to unrelated parties
Financial instruments
Carrying amount of financial liabilities	799,865	722,974
Accounts payable to unrelated parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	799,865	722,974
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities	81,352	97,951
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	81,352	97,951
Short-term debt
Financial instruments
Carrying amount of financial liabilities	464,648	17,015
Short-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	464,648	17,015
Long-term debt
Financial instruments
Carrying amount of financial liabilities	7,101,262	7,287,881
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities	6,380,373	6,716,223
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities	428,006	318,336
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	7,101,262	7,287,881
Lease liabilities
Financial instruments
Carrying amount of financial liabilities	3,397,435	3,490,709
Lease liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	3,397,435	3,490,709
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities	2,543,584	1,783,683
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,582,674	966,121
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	69,035	21,872
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	891,875	795,690
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities	23,677	2,647
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	23,677	2,647
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities	23,677	2,647
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities	48,812	9,147
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	48,812	9,147
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	48,812	9,147
Derivatives embedded in vPPAs
Financial instruments
Carrying amount of financial liabilities	13,553	9,463
Derivatives embedded in vPPAs | Level 3
Financial instruments
Fair value of financial liabilities	13,553	9,463
Derivatives embedded in vPPAs | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	13,553	9,463
Variable payments outstanding for acquisitions
Financial instruments
Carrying amount of financial liabilities	6,670	3,262
Variable payments outstanding for acquisitions | Level 3
Financial instruments
Fair value of financial liabilities	6,670	3,262
Variable payments outstanding for acquisitions | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	6,670	3,262
Put option liabilities
Financial instruments
Carrying amount of financial liabilities	868,198	793,043
Put option liabilities | Level 3
Financial instruments
Fair value of financial liabilities	868,198	793,043
Put option liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	868,198	793,043
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities	1,582,674	966,121
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,582,674	966,121
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	4,479,944	4,756,889
FVPL - Assets
Financial instruments
Carrying amount of financial assets	343,218	481,357
FVOCI - Assets
Financial instruments
Carrying amount of financial assets	439,060	414,792
Not classified
Financial instruments
Carrying amount of financial assets	193,584	192,596
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets	1,061,251	1,599,113
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets	109,941	257,992
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	951,310	1,341,121
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets	109,941	257,992
Trade accounts and other receivables from unrelated parties
Financial instruments
Carrying amount of financial assets	3,281,356	3,107,503
Trade accounts and other receivables from unrelated parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	3,186,023	3,018,004
Trade accounts and other receivables from unrelated parties | Not classified
Financial instruments
Carrying amount of financial assets	95,333	89,499
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets	29,569	32,683
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	29,569	32,683
Other current and non-current assets
Financial instruments
Carrying amount of financial assets	1,083,630	1,106,335
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	313,042	365,081
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	233,277	223,365
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	439,060	414,792
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets	98,251	103,097
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets	7,029	13,856
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets	7,029	13,856
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets	7,029	13,856
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets	9,731	11,546
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets	9,731	11,546
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	9,731	11,546
Derivatives embedded in vPPAs
Financial instruments
Carrying amount of financial assets	1,213	7,730
Derivatives embedded in vPPAs | Level 3
Financial instruments
Fair value of financial assets	1,213	7,730
Derivatives embedded in vPPAs | FVPL - Assets
Financial instruments
Carrying amount of financial assets	1,213	7,730
Equity investments
Financial instruments
Carrying amount of financial assets	94,331	89,508
Equity investments | Level 1
Financial instruments
Fair value of financial assets	12,707	15,239
Equity investments | Level 2
Financial instruments
Fair value of financial assets	64,365	60,498
Equity investments | Level 3
Financial instruments
Fair value of financial assets	17,259	13,771
Equity investments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	31,967	31,011
Equity investments | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	62,364	58,497
Debt securities
Financial instruments
Carrying amount of financial assets	457,802	430,219
Debt securities | Level 1
Financial instruments
Fair value of financial assets	457,802	430,219
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets	81,106	73,924
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	376,696	356,295
Other financial assets
Financial instruments
Carrying amount of financial assets	513,524	553,476
Other financial assets | Level 3
Financial instruments
Fair value of financial assets	109,260	99,154
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	313,042	365,081
Other financial assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	109,260	99,154
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets	€ 91,222	€ 89,241